Financial Instruments - Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Change in fair value of warrant liability		$ (109,000)	$ (1,196)
Warrant liability		33,000	33,000
Level 3 [Member]
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Warrant liability			370,000	$ 244,000
Change in fair value of warrant liability				126,000
Warrant liability				370,000
Warrant [Member] | Level 3 [Member]
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Warrant liability			370,000
Change in fair value of warrant liability			20,000
Reclassification to equity			(390,000)
Warrant liability				$ 370,000
PIPE warrant [Member] | Level 3 [Member]
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Warrant liability	$ 1,229,000	$ 142,000
Change in fair value of warrant liability	(1,087,000)
Warrant liability	$ 142,000